Digital Assets (Details) - Schedule of Bitcoin Transactions and the Corresponding Values $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Digital Assets (Details) - Schedule of Bitcoin Transactions and the Corresponding Values [Line Items]
Balance of digital assets including digital assets pledged as collateral beginning balance, Quantity		405	3,301
Balance of digital assets including digital assets pledged as collateral beginning balance, Value		$ 6,705	$ 152,856
BTC earned, Quantity	[1]	4,928	5,167
BTC earned, Value	[1]	$ 141,306	$ 138,985
BTC purchased, Quantity			1,000
BTC purchased, Value			$ 43,237
BTC exchanged for cash and services, Quantity		(4,529)	(9,063)
BTC exchanged for cash and services, Value		$ (129,309)	$ (179,729)
Realized gain (loss) on disposition of digital assets, Quantity	[2]
Realized gain (loss) on disposition of digital assets, Value	[2]	$ 7,713	$ (150,810)
Change in unrealized gain on revaluation of digital assets, Quantity	[2]
Change in unrealized gain on revaluation of digital assets, Value	[2]	$ 7,556	$ 2,166
Balance of digital assets including digital assets pledged as collateral ending balance, Quantity		804	405
Balance of digital assets including digital assets pledged as collateral ending balance, Value		$ 33,971	$ 6,705
Less digital assets pledged as collateral, Quantity	[3]	(50)	(125)
Less digital assets pledged as collateral, Value	[3]	$ (2,101)	$ (2,070)
Balance of digital assets excluding digital assets pledged as collateral, Quantity		754	280
Balance of digital assets excluding digital assets pledged as collateral, Value		$ 31,870	$ 4,635

[1]	Management estimates the fair value of BTC earned on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on Coinbase on the day it was received. Management considers the prices quoted on Coinbase to be a level 2 input under IFRS 13, Fair Value Measurement.
[2]	A portion of the realized gain on disposition of digital assets and the change in unrealized gain on revaluation of digital assets is presented in other comprehensive income after reversing previously recorded revaluation loss on digital assets in the statement of profit or loss. For the year ended December 31, 2023, a gain of $9,242, net of $3,332 of deferred income tax expense, was presented in other comprehensive income (year ended December 31, 2022: nil).
[3]	Refer to Note 17 for details of the Company’s long-term debt and BTC pledged as collateral.